Preferred Stock	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Temporary Equity [Abstract]
Preferred Stock
7. Preferred Stock
The Company has issued Series Seed convertible preferred stock (the “Series Seed Preferred Stock”), Series A convertible preferred stock (the “Series A Preferred Stock”), Series B convertible preferred stock (the “Series B Preferred Stock”), Series C Preferred Stock and Series D convertible preferred stock (the “Series D Preferred Stock”), all of which are collectively referred to as the “Preferred Stock.”
In March 2014, the Company issued and sold 350,858 shares of Series Seed Preferred Stock at a price of $2.85 per share for gross proceeds of $1.0 million.
In June and July 2015, the Company issued and sold an aggregate of 1,490,035 shares of Series A Preferred Stock at a price of $3.41 per share for gross proceeds of $5.1 million.
In September and November 2016, the Company issued and sold 4,155,758 shares of Series B Preferred Stock at a price of $5.79 per share for gross proceeds of $24.1 million.

In May 2018, the Company issued and sold 4,354,122 shares of Series C Preferred Stock, consisting of (i) 4,094,794 shares sold at a price of $11.8555 per share for gross proceeds of $48.6 million and (ii) 259,328 shares issued upon the conversion of $3.1 million of principal and accrued interest on a convertible promissory note. From May through October 2018, the Company issued and sold an additional 1,656,018 shares of Series C Preferred Stock at a price of $11.8555 per share for gross proceeds of $19.6 million. The Company incurred issuance costs in connection with the Series C Preferred Stock of $0.2 million.
In December 2019, the Company issued and sold 1,862,236 shares of Series D Preferred Stock at a price of $13.9365 per share for gross proceeds of $26.0 million. The Company incurred issuance costs in connection with this Series D Preferred Stock of $0.2 million.
In January and February 2020, the Company issued and sold an aggregate of 1,094,247 shares of Series D Preferred Stock at a price of $13.9365 per share for gross proceeds of $15.2 million. In May and June 2020, the Company issued and sold an aggregate of 1,940,945 shares of Series D Preferred Stock at a price of $13.9365 per share for gross proceeds of $27.0 million. The Company incurred issuance costs in connection with these 2020 issuances of Series D Preferred Stock of less than $0.1 million.
Upon issuance of each class of Preferred Stock, the Company assessed the embedded conversion and liquidation features of the shares and determined that such features did not require the Company to separately account for these features. The Company also concluded that no beneficial conversion feature existed on the issuance dates of each class of Preferred Stock.
As of September 30, 2020 and December 31, 2019, Preferred Stock consisted of the following (in thousands, except share amounts):

	SEPTEMBER 30, 2020
	SHARES AUTHORIZED	ISSUED AND OUTSTANDING	CARRYING VALUE	LIQUIDATION PREFERENCE	COMMON STOCK ISSUABLE UPON CONVERSION
Series Seed	350,858	350,858	$975	$1,000	369,452
Series A	1,490,035	1,490,035	6,469	5,081	1,569,001
Series B	4,155,758	4,155,758	27,854	24,061	4,375,999
Series C	6,010,140	6,010,140	71,103	71,253	6,328,657
Series D	5,037,348	4,897,428	67,956	68,253	5,156,975

	17,044,139	16,904,219	$174,357	$169,648	17,800,084

	DECEMBER 31, 2019
	SHARES AUTHORIZED	ISSUED AND OUTSTANDING	CARRYING VALUE	LIQUIDATION PREFERENCE	COMMON STOCK ISSUABLE UPON CONVERSION
Series Seed	350,858	350,858	$975	$1,000	369,452
Series A	1,490,035	1,490,035	6,469	5,081	1,569,001
Series B	4,155,758	4,155,758	27,854	24,061	4,375,999
Series C	6,010,140	6,010,140	71,103	71,253	6,328,657
Series D	4,664,011	1,862,236	25,708	25,953	1,960,934

	16,670,802	13,869,027	$132,109	$127,348	14,604,043

Upon the closing of the IPO in November 2020, all of the shares of the Company’s convertible preferred stock then outstanding automatically converted into 17,800,084 shares of common stock (see Note 16).

8. Preferred Stock
The Company has issued Series Seed convertible preferred stock (the “Series Seed Preferred Stock”), Series A convertible preferred stock (the “Series A Preferred Stock”), Series B convertible preferred stock (the “Series B Preferred Stock”), Series C Preferred Stock and Series D convertible preferred stock (the “Series D Preferred Stock”), all of which are collectively referred to as the “Preferred Stock.” The Series A and Series B Preferred Stock had been redeemable at the option of the holder after five years from the issuance date of the Series B Preferred Stock. However, in connection with the issuance and sale of Series C Preferred Stock in May 2018, the holders of Series A and Series B Preferred Stock agreed to remove the redemption rights of the Series A and Series B Preferred Stock, including rights to specified accruing interest. The Company determined that the change to the terms of the Series A and Series B Preferred Stock should be accounted for as a modification, rather than an extinguishment, of the Series A and Series B Preferred Stock based on a comparison of the fair value of the stock immediately before and after the change in terms, which resulted in a fair value change of less than 10%. This modification did not have any impact on the Company’s consolidated financial statements because the Company concluded that the modification reflected a transfer of value from the existing preferred stockholders to the new preferred stockholders and did not constitute a transfer of value between the preferred stockholders and common stockholders. For periods after the May 2018 modification date of the Series A and Series B Preferred Stock, the Company no longer accretes the carrying value of the Series A and Series B Preferred Stock to redemption value as such shares are no longer mandatorily redeemable.
In March 2014, the Company issued and sold 350,858 shares of Series Seed Preferred Stock at a price of $2.85 per share for gross proceeds of $1.0 million.
In June and July 2015, the Company issued and sold an aggregate of 1,490,035 shares of Series A Preferred Stock at a price of $3.41 per share for gross proceeds of $5.1 million.
In September and November 2016, the Company issued and sold 4,155,758 shares of Series B Preferred Stock at a price of $5.79 per share for gross proceeds of $24.1 million.
In May 2018, the Company issued and sold 4,354,122 shares of Series C Preferred Stock, consisting of (i) 4,094,794 shares sold at a price of $11.8555 per share for gross proceeds of $48.6 million and (ii) 259,328 shares issued upon the conversion of $3.1 million of principal and accrued interest on a convertible promissory note (see Note 7). From May through October 2018, the Company issued and sold an additional 1,656,018 shares of Series C Preferred Stock at a price of $11.8555 per share for gross proceeds of $19.6 million. The Company incurred issuance costs in connection with the Series C Preferred Stock of $0.2 million.
In December 2019, the Company issued and sold 1,862,236 shares of Series D Preferred Stock at a price of $13.9365 per share for gross proceeds of $26.0 million. The Company incurred issuance costs in connection with this Series D Preferred Stock of $0.2 million.
In January and February 2020, the Company issued and sold an aggregate of 1,094,247 shares of Series D Preferred Stock at a price of $13.9365 per share for gross proceeds of $15.2 million. In May and June 2020, the Company issued and sold an aggregate of 1,940,945 shares of Series D Preferred Stock at a price of $13.9365 per share for gross proceeds of $27.0 million (see Note 18). The Company incurred issuance costs in connection with these 2020 issuances of Series D Preferred Stock of less than $0.1 million (see Note 18).
Upon issuance of each class of Preferred Stock, the Company assessed the embedded conversion and liquidation features of the shares and determined that such features did not require the Company to separately account for these features. The Company also concluded that no beneficial conversion feature existed on the issuance dates of each class of Preferred Stock.
As of December 31, 2018 and 2019, Preferred Stock consisted of the following (in thousands, except share amounts):

	DECEMBER 31, 2018
	SHARES AUTHORIZED	ISSUED AND OUTSTANDING	CARRYING VALUE	LIQUIDATION PREFERENCE	COMMON STOCK ISSUABLE UPON CONVERSION
Series Seed	350,858	350,858	$975	$1,000	369,452
Series A	1,490,035	1,490,035	6,469	5,081	1,569,001
Series B	4,155,758	4,155,758	27,854	24,061	4,375,999
Series C	6,061,300	6,010,140	71,103	71,253	6,328,657

	12,057,951	12,006,791	$106,401	$101,395	12,643,109

	DECEMBER 31, 2019
	SHARES AUTHORIZED	ISSUED AND OUTSTANDING	CARRYING VALUE	LIQUIDATION PREFERENCE	COMMON STOCK ISSUABLE UPON CONVERSION
Series Seed	350,858	350,858	$975	$1,000	369,452
Series A	1,490,035	1,490,035	6,469	5,081	1,569,001
Series B	4,155,758	4,155,758	27,854	24,061	4,375,999
Series C	6,010,140	6,010,140	71,103	71,253	6,328,657
Series D	4,664,011	1,862,236	25,708	25,953	1,960,934

	16,670,802	13,869,027	$132,109	$127,348	14,604,043

The holders of Preferred Stock have various rights and preferences as follows:
Voting
The holders of the Preferred Stock are entitled to vote, together with the holders of common stock as a single class, on matters submitted to stockholders for a vote. The holders of Preferred Stock are entitled to the number of votes equal to the number of shares of common stock into which each share of Preferred Stock is convertible as of the record date for determining stockholders entitled to vote on such matters.
The holders of Preferred Stock, voting exclusively and as a separate class, are entitled to elect three directors of the Company, and the holders of Preferred Stock, voting together with the holders of common stock as a single class, are entitled to elect three directors of the Company.
Conversion
Each share of Preferred Stock is convertible into shares of common stock at the option of the holder at any time after the date of issuance. Each share of Preferred Stock will be automatically converted into shares of common stock, at the applicable conversion ratio then in effect, upon either (i) the closing of a firm commitment public offering with at least $50.0 million of gross proceeds to the Company or (ii) the vote or written consent of the holders of at least a majority of the Preferred Stock, voting together as a single class.
The conversion ratio of each series of Preferred Stock is determined by dividing the Original Issue Price of each series by the Conversion Price of each series. The Original Issue Price per share is $2.85 for Series Seed Preferred Stock, $3.41 for Series A Preferred Stock, $5.79 for Series B Preferred Stock, $11.8555 for Series C Preferred Stock and $13.9365 for Series D Preferred Stock. The Conversion Price per share is $2.7066 for Series Seed Preferred Stock, $3.2384 for Series A Preferred Stock, $5.4986 for Series B Preferred Stock, $11.2588 for Series C Preferred Stock and $13.2351 for Series D Preferred Stock, each subject to appropriate adjustment in the event of any stock dividend, stock split, combination or other similar recapitalization and other adjustments as set forth in the Company’s certificate of incorporation, as amended and restated.
Dividends
The holders of shares of Series A, Series B, Series C and Series D Preferred Stock are entitled to receive, when, as and if declared by the Company’s board of directors, noncumulative dividends at a rate of 6.0% per annum of the respective Original Issue Price on each outstanding share of that series of Preferred Stock. The Company shall not declare, pay or set aside any dividends on shares of any other class or series of stock of the Company unless the holders of the Preferred Stock then outstanding shall first receive, or simultaneously receive, a dividend on each outstanding share of Preferred Stock in an amount at least equal to the greater of: (i) for the Series A, Series B, Series C and Series D Preferred Stock, the amount of the aggregate preferred dividends then accrued on such shares and not previously paid and (ii) (A) in the case of a dividend on common stock or any class or series of stock that is convertible into common stock, a dividend per share of Preferred Stock that would equal the product of (1) the dividend payable on each share of such class or series determined, if applicable, as if all shares of such class or series had been converted into common stock and (2) the number of shares of common stock issuable upon conversion of a share of Preferred Stock; or (B) in the case of a dividend on any class or series of stock that is not convertible into common stock, at a rate per share of Preferred Stock determined by (1) dividing the amount of the dividend payable on each share of such class or series of stock by the Original Issue Price of such class or series of stock (subject to appropriate adjustment in the event of any stock dividend, stock split, combination or other similar recapitalization with respect to such class or series) and (2) multiplying such fraction by an amount equal to the Original Issue Price of such class or series. If the Company declares, pays or sets aside, on the same date, a dividend on shares of more than one class or series of stock of the Company, the dividend payable to the holders of the Preferred Stock shall be calculated based upon the dividend on the class or series of stock that would result in the highest Preferred Stock dividend.
Through December 31, 2019, no dividends had been declared on any series or class of shares.
Liquidation
In the event of any voluntary or involuntary liquidation, dissolution or winding-up
of the Company or Deemed Liquidation Event (as described below), the holders of shares of Preferred Stock will be entitled to be paid out of the assets of the Company available for distribution to its stockholders before any payment will be made to the holders of common stock in an amount per share equal to the greater of (i) the applicable Original Issue Price per share of each respective share of Preferred Stock, plus all dividends declared but unpaid thereon, or (ii) such amount per share as would have been payable had all shares of the applicable series of Preferred Stock been converted into common stock immediately prior to such liquidation, dissolution, winding-up
or Deemed Liquidation Event. If upon any such liquidation event, the assets of the Company available for distribution to its stockholders are insufficient to pay the holders of Preferred Stock the full amount to which they are entitled, the holders of Preferred Stock will share ratably in any distribution of the assets available for distribution in proportion to the respective amounts which would be otherwise payable in respect of the shares held by them upon such distribution if all amounts payable on or with respect to such shares were paid in full.
Unless the holders of at least a majority of the Preferred Stock, voting together as a single class, elect otherwise, a Deemed Liquidation Event shall include a merger or consolidation (other than one in which stockholders of the Company own a majority by voting power of the outstanding shares of the surviving or acquiring corporation) or a sale, lease, transfer, exclusive license or other disposition of all or substantially all of the assets of the Company.